Consolidated Statements of Comprehensive Income In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net income	$ 16,463	102,575	108,160	81,286
Other comprehensive income/(loss), net of tax:
Net unrealized gain/(loss) in available-for- sale securities, net of nil tax	1,436	8,945	(26,545)	21,335
Foreign currency translation adjustments, net of nil tax	(317)	(1,974)	(10,214)	(10,258)
Total other comprehensive income/(loss), net of tax	1,119	6,971	(36,759)	11,077
Comprehensive income	17,582	109,546	71,401	92,363
Less: comprehensive profit/(loss) attributable to non-controlling interest	35	221	(413)	0
Comprehensive income attributable to 3SBio Inc.	$ 17,547	109,325	71,814	92,363